Geographical Information	12 Months Ended
Dec. 31, 2022
Geographical Information
Geographical Information

(18) Geographic Information

The following summary provides information concerning our principal geographic areas related to long lived assets for the years ended December 31, 2021 and 2022.

	December 31,
	2021	2022

	(in thousands)
United States	$7,507	$205,469
Rest of world	1,188	84,531
Total	$8,695	$290,000

Long lived assets consist of property and equipment, software, and right of use assets. All software and intangible assets of as December 31, 2021 and 2022 were attributable to the United States.

Revenue earned from travel and subscription services are charged on a bundled basis, without regard to where services are delivered, and periodically include a portion of services provided outside of the US. It is impracticable to separate those amounts by geographic location.